Equipment Installment Plans (Table)	12 Months Ended
Dec. 31, 2014
Equipment Installment Plans
Equipment installment plans
The following table summarizes the unbilled equipment installment plan receivables as of December 31, 2014 and 2013. Such amounts are presented on the Consolidated Balance Sheet as Accounts receivable – customers and agents and Other assets and deferred charges, where applicable.

(Dollars in thousands)	December 31, 2014	December 31, 2013
Short-term portion of unbilled equipment installment plan receivables, gross	$127,400	$611
Short-term portion of unbilled deferred interest	(16,365)	-
Short-term portion of unbilled allowance for credit losses	(3,686)	(20)
Short-term portion of unbilled equipment installment plan receivables, net	$107,349	$591

Long-term portion of unbilled equipment installment plan receivables, gross	$89,435	$-
Long-term portion of unbilled deferred interest	(2,791)	-
Long-term portion of unbilled allowance for credit losses	(6,065)	-
Long-term portion of unbilled equipment installment plan receivables, net	$80,579	$-